Note 11 - Net Loss Per Share 2 (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Net loss per share of common stock
Numerator:
Net loss	$(6,775)	$(2,832)	$(13,483)	$(1,848)
Less cumulative preferred Series D dividends	(194)	(194)	(582)	(582)
Net loss available to common shareholders – basic and diluted	$(6,969)	$(3,026)	$(14,065)	$(2,430)

Denominator:
Weighted-average number of shares outstanding used in computing net loss per share, basic and diluted	5,720,009	5,720,009	5,720,009	5,720,009

Net loss per share, basic and diluted	$(1.22)	$(0.53)	$(2.46)	$(0.42)

	Year Ended December 31,
	2023	2022
Net income (loss) per share of common stock
Numerator:
Net income (loss) attributable to common stockholders	$17,915	$(27,552)
Less: non-cumulative preferred Series C dividends	(3,600)	—
Less: allocation of undistributed earnings to participating securities - preferred stock	(10,431)	—
Net income (loss) attributable to common stockholders – basic and diluted	$3,884	$(27,552)

Denominator:
Weighted-average number of shares outstanding used in computing net income (loss) per share - basic	5,720,009	5,718,926
Effect of dilutive securities:
Stock options	76,947	—
Denominator for diluted net income (loss) per share – adjusted weighted average shares	5,796,956	5,718,926

Net income (loss) per share, basic	$0.68	$(4.82)
Net income (loss) per share, diluted	$0.67	$(4.82)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Convertible preferred stock	15,360,787	15,360,787	15,360,787	15,360,787
Stock options to purchase common stock	2,149,138	1,611,041	2,149,138	1,611,041

	December 31,
	2023	2022
Convertible preferred stock	15,360,787	15,360,787
Stock options to purchase common stock	1,119,732	1,024,628